Marketable Securities - Summary of Marketable Securities (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Marketable Securities [Line Items]
Marketable securities	$ 2,034,133
U.S. Government Securities
Disclosure Of Marketable Securities [Line Items]
Marketable securities	1,663,245
Canadian Government Securities
Disclosure Of Marketable Securities [Line Items]
Marketable securities	369,288
Term Deposits
Disclosure Of Marketable Securities [Line Items]
Marketable securities	$ 1,600